SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Lease
within one year	$ 50,746
one to two years	51,803
two to three years	36,931
Total lease payments	139,480
Less: interest	(14,529)
Present value of lease payments	$ 124,951	$ 85,445